UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)             (Zip code)

Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE  19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2018
For the fiscal period from July 1, 2018 through December 31, 2018
(Unaudited)

Fieldstone UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ ncfunds.com
or
Call Our Administrative Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/FFIU, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/FFIU.

Dear Shareholder,

The Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF” or “FFIU”) opened on August 18, 2017, and, as of December 31, 2018, is nearly 1.5 years old.  The portfolio managers have a significant number of years of experience in managing fixed income portfolios, in macroeconomic analysis, and in the parsing of financial statements.  We use these skills and that experience in the strategic positioning of the ETF and in its daily management.

The ETF is actively managed.  It invests in a diversified portfolio of fixed income assets with a duration objective of “intermediate,” 3 years to 7 years under normal circumstances.  As of December 31, 2018, the portfolio’s duration was 3.4 years.

We use both top-down macroeconomic analysis and bottom-up asset selection in managing the ETF.  Each of these are intended to produce long-term benefits to our Shareholders as described below.

Top-Down Macroeconomics
During the period reflected in this report, the Fed had been raising its target Federal Funds Rate (Fed Funds).  This rate generally sets the lower boundary for short-term interest rates in the U.S.  As of this writing (January 2019), the Fed has raised this rate 9 times in one-quarter point intervals (0.25 percentage points) in its current rate hiking cycle which started in December 2015.  The Fed Funds rate currently is targeted for a 2.25%-2.50% interval.  Short-term rates have generally followed suit.  Long-term rates, however, march to the tune of a different drummer, with more emphasis on long-term prospects of inflation and world growth (which has slowed considerably in 2018, especially in China).  As a result, longer-term interest rates have not risen in lock-step with Fed Funds and the spread between long-term and short-term rates has narrowed to the point where some parts of the yield curve have inverted (short-term rates higher than long-term rates).

In early 2018, as the Fed was raising rates, we kept FFIU’s duration shorter; and, for most of the year, that proved to be the optimal strategy and had a positive impact on the ETF’s performance.  Going forward, we believe that the major economies of the world have decelerated significantly and recession is now a risk in most of those economies.  In the U.S., there is concern over decelerating growth, and financial markets are signaling their angst via high levels of market volatility.

Because history tells us that interest rates fall 100% of the time when economies slow or recess, we have begun to lengthen the duration of the ETF, as bond prices generally rise with falling interest rates with longer-term bond prices rising faster than shorter-term ones.

Asset Selection
The assets in the ETF’s portfolio had an average S&P rating of BBB+ as of December 31, 2018.  But, as the ETF’s managers, we don’t rely on the rating agencies.  Rather, we independently analyze an issuer’s current and prospective financial condition up to the point of the maturation of the asset under consideration.  The ratings agencies assess and rate with a long-term view of company viability, while our assessment concentrates on balance sheet, income, and cash flow perspectives up to and including the repayment date of the bond.  Often, we are able to find companies with a currently strong balance sheet, income statement, and cash flow which satisfy us that the instrument under consideration will be paid as agreed, but with more long-term debt than the rating agencies would like to see to assign an A rating.  Nevertheless, for us, the short-term issue may represent the equivalent of an A+ or AA rating.  The yield in the marketplace reflects that lower agency rating.  Using our approach, we are often able to obtain what for us is a high-quality asset but at an outsized yield.

Looking forward, by following the macroeconomic trends and the use of our financial parsing skills in evaluating fixed income investments, we will strive to keep the ETF at the high end of the relative performance spectrum.  2018 was an unusual year in that most asset classes produced negative returns.  Generally, when equities are rising (strong economy), bond prices are falling (higher interest rates), and vice-versa.  For the year ended December 31, 2018, FFIU’s Morningstar ranking in the Intermediate Bond universe was 48/1019.  As of December 31, 2018, the one year return for the ETF was -0.45%.  The return for the same period for the Barclays US Aggregate Total Return Index was 0.01%.  As of December 31, 2018, the six-month return for the ETF was 0.50%, and the six-month return for the Barclays US Aggregate Total Return Index was 1.66%.

Robert Barone, Ph.D.
Joshua Barone
Universal Value Advisors

(RCFUU0119002)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of December 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 79.49%
21st Century Fox America, Inc.	$750,000	6.900%	3/1/2019	$754,334
21st Century Fox America, Inc.	250,000	8.875%	4/26/2023	302,060
Activision Blizzard, Inc.	650,000	2.300%	9/15/2021	633,441
Air Lease Corp.	452,000	3.375%	1/15/2019	451,963
Allergan, Inc.	450,000	2.800%	3/15/2023	431,471
Amazon.com, Inc.	500,000	2.500%	11/29/2022	489,301
American Express Co.	218,000	2.500%	8/1/2022	210,587
Amgen, Inc.	216,000	2.200%	5/22/2019	215,187
Amgen, Inc.	264,000	2.125%	5/1/2020	260,567
Amgen, Inc.	500,000	2.700%	5/1/2022	490,001
Amgen, Inc.	400,000	2.650%	5/11/2022	391,328
Anthem, Inc.	250,000	2.500%	11/21/2020	246,678
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	139,916
AT&T, Inc.	100,000	3.950%	1/15/2025	97,915
Avnet, Inc.	250,000	4.625%	4/15/2026	244,629
Bank of America Corp.	500,000	6.300%	3/10/2026	509,075
Becton Dickinson and Co.	63,000	2.133%	6/6/2019	62,640
Becton Dickinson and Co.	200,000	2.675%	12/15/2019	198,144
Best Buy Co., Inc.	475,000	5.500%	3/15/2021	490,011
Biogen, Inc.	650,000	3.625%	9/15/2022	652,263
CA, Inc.	350,000	4.500%	8/15/2023	353,766
CA, Inc.	250,000	4.700%	3/15/2027	237,461
Celgene Corp.	200,000	2.875%	8/15/2020	198,680
Celgene Corp.	900,000	3.250%	8/15/2022	884,351
Celgene Corp.	158,000	3.875%	8/15/2025	152,320
Citigroup, Inc.	1,000,000	6.250%	8/15/2026	958,950
Discovery Communications LLC	407,000	5.625%	8/15/2019	412,369
Discovery Communications LLC	330,000	3.250%	4/1/2023	319,271
Discovery Communications LLC	250,000	3.800%	3/13/2024	244,167
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	192,537
Domtar Corp.	300,000	4.400%	4/1/2022	301,725
eBay, Inc.	500,000	3.600%	6/5/2027	467,421
Ecolab, Inc.	70,000	2.000%	1/14/2019	69,974
General Electric Co.	164,000	5.500%	1/8/2020	165,973
General Electric Co.	250,000	5.550%	5/4/2020	254,366
General Electric Co.	250,000	3.150%	9/7/2022	236,472
Gilead Sciences, Inc.	250,000	4.500%	4/1/2021	257,383
Helmerich & Payne International Drilling Co.	193,000	4.650%	3/15/2025	197,048
Infinity Property & Casualty Corp.	250,000	5.000%	9/19/2022	256,439
Ingram Micro, Inc.	400,000	5.000%	8/10/2022	393,203
International Paper Co.	250,000	3.800%	1/15/2026	246,694

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Jabil, Inc.	$210,000	4.700%	9/15/2022	$208,425
JP Morgan Chase & Co.	250,000	4.625%	5/10/2021	257,367
JP Morgan Chase & Co.	250,000	2.400%	6/7/2021	244,612
Juniper Networks, Inc.	256,000	3.125%	2/26/2019	255,935
Juniper Networks, Inc.	500,000	4.350%	6/15/2025	499,445
Kraft Heinz Foods Co.	400,000	3.500%	6/6/2022	396,282
L Brands, Inc.	250,000	6.625%	4/1/2021	257,500
L Brands, Inc.	320,000	5.625%	2/15/2022	320,000
Lam Research Corp.	395,000	2.800%	6/15/2021	390,830
Levi Strauss & Co.	500,000	5.000%	5/1/2025	491,250
LyondellBasell Industries NV	400,000	6.000%	11/15/2021	423,063
Marathon Oil Corp.	550,000	3.850%	6/1/2025	516,682
McKesson Corp.	400,000	2.284%	3/15/2019	399,192
McKesson Corp.	222,000	2.850%	3/15/2023	214,649
Medtronic Global Holdings	500,000	1.700%	3/28/2019	498,732
Micron Technology, Inc.	450,000	5.500%	2/1/2025	442,687
Microsoft Corp.	148,000	4.200%	6/1/2019	148,948
MidAmerican Energy Co.	327,000	2.400%	3/15/2019	326,656
Moody's Corp.	350,000	3.250%	6/7/2021	348,852
Morgan Stanley	500,000	6.250%	8/9/2026	554,506
NetApp, Inc.	150,000	3.375%	6/15/2021	149,519
NetApp, Inc.	275,000	3.250%	12/15/2022	268,816
Newell Brands, Inc.	200,000	5.000%	11/15/2023	203,631
Nordstrom, Inc.	831,000	4.750%	5/1/2020	845,406
Oceaneering International, Inc.	200,000	4.650%	11/15/2024	158,165
Oracle Corp.	305,000	2.375%	1/15/2019	304,930
Oracle Corp.	120,000	5.000%	7/8/2019	121,288
Pitney Bowes, Inc.	200,000	3.875%	10/1/2021	188,250
Princeton University	250,000	2.612%	7/1/2026	237,952
QUALCOMM, Inc.	370,000	2.250%	5/20/2020	364,931
QUALCOMM, Inc.	500,000	3.000%	5/20/2022	492,136
QUALCOMM, Inc.	500,000	2.900%	5/20/2024	476,450
RPM International, Inc.	250,000	3.750%	3/15/2027	237,789
Seagate HDD Cayman	250,000	4.750%	6/1/2023	233,985
Starbucks Corp.	500,000	2.700%	6/15/2022	490,436
Stryker Corp.	500,000	2.000%	3/8/2019	499,237
Stryker Corp.	359,000	3.375%	11/1/2025	347,596
Symantec Corp.	500,000	4.200%	9/15/2020	495,713
Tapestry, Inc.	500,000	4.250%	4/1/2025	487,756
Tapestry, Inc.	200,000	4.125%	7/15/2027	187,468
Target Corp.	500,000	2.500%	4/15/2026	467,262
The Clorox Co.	250,000	3.050%	9/15/2022	247,537
The Coca-Cola Co.	341,000	1.375%	5/30/2019	339,146
				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
The Gap, Inc.	$250,000	5.950%	4/12/2021	$255,410
The Goldman Sachs Group, Inc.	400,000	7.500%	2/15/2019	401,939
The Goldman Sachs Group, Inc.	250,000	5.700%	5/10/2019	244,087
UnitedHealth Group, Inc.	250,000	1.625%	3/15/2019	249,332
Valero Energy Corp.	502,000	3.650%	3/15/2025	479,710
Vmware, Inc.	200,000	2.300%	8/21/2020	195,969
Vmware, Inc.	650,000	2.950%	8/21/2022	620,085
Vmware, Inc.	250,000	3.900%	8/21/2027	222,149
Walgreens Boots Alliance, Inc.	250,000	3.800%	11/18/2024	246,519
Walgreens Boots Alliance, Inc.	500,000	3.450%	6/1/2026	471,201
Wells Fargo & Co.	1,000,000	5.900%	6/15/2024	954,000

Total Corporate Bonds (Cost $34,581,257)				33,453,494

FOREIGN BONDS - 4.46%
Anheuser-Busch InBev Finance, Inc.	400,000	3.300%	2/1/2023	389,306
Flex Ltd.	250,000	5.000%	2/15/2023	250,352
HSBC Holdings PLC	25,000	4.250%	3/14/2024	24,839
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	491,373
Seagate HDD Cayman	500,000	4.250%	3/1/2022	478,188
TransCanada PipeLines Ltd.	242,000	3.125%	1/15/2019	241,980

Total Foreign Bonds (Cost $1,984,208)				1,876,038

MUNICIPAL BONDS - 7.65%
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	345,852
Kentucky State Property & Building
Commission	340,000	2.564%	5/1/2021	336,046
New Brunswick Parking Authority	215,000	8.420%	9/1/2040	234,000
New York City Transitional Finance
Authority	325,000	4.905%	11/1/2024	350,610
North Carolina Turnpike Authority	405,000	6.700%	1/1/2039	405,000
Redevelopment Authority of the City of
Philadelphia	225,000	3.713%	11/1/2023	230,150
Sacramento County Public Financing
Authority	265,000	3.793%	4/1/2022	270,446
San Francisco City & County Redevelopment
Financing Authority	160,000	9.000%	8/1/2041	180,355
State of Ohio	350,000	4.994%	12/15/2020	365,421
State of Oregon	250,000	3.577%	8/1/2029	251,403
Washington Metropolitan Area Transit Authority
Authority	250,000	7.000%	7/1/2034	255,260

Total Municipal Bonds (Cost $3,262,952)				3,224,543

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

PRIVATE BOND - 0.70%
The American Museum of Natural History $	300,000	2.729%	7/15/2022	$293,468

Total Private Bond (Cost $296,289)				293,468

EXCHANGE-TRADED FUNDS - 4.20%
Financials - 4.20%		Shares
Invesco Variable Rate Preferred ETF		38,711		883,385
VanEck Vectors Preferred Securities ex Financials ETF		50,000		886,000

Total Exchange-Traded Funds (Cost $2,004,916)				1,769,385

SHORT-TERM INVESTMENT - 2.78%		Shares
§ Blackrock Treasury Trust, 2.22%		1,170,803		1,170,803

Total Short-Term Investment (Cost $1,170,803)				1,170,803

Total Investments (Cost $43,300,425) - 99.29%				$41,787,731

Other Assets Less Liabilities - 0.71%				297,479

Net Assets - 100%				$42,085,210

§ Represents 7 day effective yield
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company
LLC - Limited Liability Company
NV - Netherlands security

Summary of Investments
		% of Net
		Assets	Value
Corporate Bonds		79.49%	$33,453,494
Foreign Bonds		4.46%	1,876,038
Municipal Bonds		7.66%	3,224,543
Private Bond		0.70%	293,468
Exchange-Traded Funds		4.20%	1,769,385
Short-Term Investment		2.78%	1,170,803
Other Assets Less Liabililties		0.71%	297,479
Total Net Assets		100.00%	$42,085,210

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2018

Assets:
Investments, at value (cost $43,300,425)	$41,787,731
Receivables:
Dividends	5,975
Interest	430,671
Due from sub-advisor	8,537

Total assets	42,232,914

Liabilities:
Payables:
Distributions	122,500
Accrued expenses:
Operating expenses	25,204

Total liabilities	147,704

Total Net Assets	$42,085,210

Net Assets Consist of:
Paid in Capital	$43,721,648
Accumulated Deficit	(1,636,438)

Total Net Assets	$42,085,210
Shares Outstanding, no par value (unlimited authorized shares)	1,750,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$24.05

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended December 31, 2018

Investment Income:
Interest	$14,715
Dividends	751,805

Total Investment Income	766,520

Expenses:
Advisory fees (note 2)	57,580
Administration fees (note 2)	45,688
Trustee fees	13,500
Fund accounting fees	11,581
Legal fees	10,824
Other operating expenses	10,293
Custody fees	10,169
Audit fees	8,500
Compliance fees	7,588
Pricing fees	6,000
Exchange listing fees	7,000
Transfer agent fees	3,356
Distribution fees	2,500

Total Expenses	194,579

Expenses waived and/or reimbursed by the sub-advisor (note 2)	(58,954)

Net Expenses	135,625

Net Investment Income	630,895

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(137,775)
Net change in unrealized depreciation on investments	(322,554)

Net Realized and Unrealized Loss on Investments	(460,329)

Net Increase in Net Assets Resulting from Operations	$170,566

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Statements of Changes in Net Assets
	December 31,	June 30,
For the fiscal periods ended	2018 (a)	2018 (b)

Operations:
Net investment income	$630,895	815,500
Net realized loss from investment transactions	(137,775)	(5,739)
Net change in unrealized depreciation on investments	(322,554)	(1,190,140)

Net Increase (Decrease) in Net Assets Resulting from Operations	170,566	(380,379)

Distributions to Investors
From net investment income	(633,564)	(793,061)

Decrease from Distributions to Investors	(633,564)	(793,061)

Beneficial Interest Transactions:
Shares sold	-	48,558,225
Reinvested dividends and distributions	-	-
Shares repurchased	(4,836,577)	-

Increase (Decrease) from Beneficial Interest Transactions	(4,836,577)	48,558,225

Net Increase (Decrease) in Net Assets	(5,299,575)	47,384,785

Net Assets:
Beginning of period	47,384,785	-
End of period	$42,085,210	47,384,785

Share Information:
Shares Sold	-	1,950,000
Reinvested dividends and distributions	-	-
Shares Repurchased	(200,000)	-
Net Increase (Decrease) in Shares of Beneficial Interest	(200,000)	1,950,000

(a) Unaudited.
(b)	For the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights

For a share outstanding during	December 31,		June 30,
each of the fiscal periods ended	2018	(d)	2018	(e)

Net Asset Value, Beginning of Period	$24.30		$25.00

Income (Loss) from Investment Operations:
Net investment income	0.35		0.46
Net realized and unrealized loss on investments	(0.26)		(0.71)

Total from Investment Operations	0.09		(0.25)

Distributions to Investors:
From net investment income	(0.34)		(0.45)

Total from Distributions to Investors	(0.34)		(0.45)

Net Asset Value, End of Period	$24.05		$24.30

Total Return	0.50%	(b)	(1.00)%	(b)

Net Assets, End of Period (in thousands)	$42,085		$47,385

Ratios of:
Gross Expenses to Average Net Assets (c)	0.71%	(a)	0.77%	(a)
Net Expenses to Average Net Assets (c)	0.45%	(a)	0.45%	(a)
Net Investment Income to Average Net Assets	0.12%	(a)	2.36%	(a)

Portfolio turnover rate	7.61%	(b)	6.85%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d) Unaudited.
(e)	For a share outstanding during the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2018

1.      Organization and Significant Accounting Policies

The Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “Fund”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under and Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on August 18, 2017. The investment objective of the Fund is to seek current income by investing principally in fixed income securities of any kind, and, under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities.  Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2018

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2018 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$33,453,494	$-	$33,453,494	$-
Foreign Bonds	1,876,038	-	1,876,038	-
Municipal Bonds	3,224,543	-	3,224,543	-
Private Bond	293,468	-	293,468	-
Exchange-Traded Funds	1,769,385	1,769,385	-	-
Short-Term Investment	1,170,803	1,170,803	-	-
Total Assets	$41,787,731	$2,940,188	$38,847,543	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended December 31, 2018.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2018

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the Fund’s average daily net assets.

For the fiscal period from July 1, 2018 through December 31, 2018, the Fund incurred $57,580 in advisory fees.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the Fund.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the Fund’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above. For the fiscal period ended December 31, 2018, the Sub-Advisor incurred $46,064 in sub-advisory fees, all of which were waived and $12,890 was reimbursed to the Fund.

The Fund and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of those expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than 0.45% of the average daily net assets of the Fund. The current term of the Expense Limitation Agreement is through August 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal period from July 1, 2018 through December 31, 2018, the Sub-Advisor waived and/or reimbursed $58,954 of expenses to the Fund, of which $8,537 was due from the Sub-Advisor as of December 31, 2018.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2018

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%

The Fund incurred $45,688 in administration fees for the fiscal period from July 1, 2018 through December 31, 2018.  The Administrator is responsible for collecting expense amounts from the Fund, as well as expense reimbursement payments from the Sub-Advisor, and remitting these amounts to the companies that furnish services to the Fund.

Compliance Services
For the fiscal period ended December 31, 2018, Cipperman Compliance Services, LLC provided services as the Trust’s Chief Compliance Officer (the “CCO”).  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
The Bank of New York Mellon (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

3.      Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

4.      Purchases and Sales of Investment Securities

For the fiscal period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$10,005,562	$3,162,962

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended December 31, 2018.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2018

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns and, for the fiscal period ended December 31, 2018 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal periods ended June 30, 2018 and December 31, 2018, the Fund did not incur any interest or penalties.

For the fiscal period ended December 31, 2018, the Fund paid $633,564 in income distributions but no capital gain distributions.

At December 31, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$43,300,425

Gross Unrealized Appreciation	38,899
Gross Unrealized Depreciation	(1,551,593)
Net Unrealized Depreciation	$(1,512,694)

6.      New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended December 31, 2018.

7.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2018

8.      Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Distributions
Per share distributions for the Fund during the subsequent period were as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income
1/31/19	1/30/19	2/1/19	$0.0625

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of December 31, 2018

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended December 31, 2018.

During the fiscal period, the Fund paid $633,564 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire initial period from July 1, 2018 through December 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of December 31, 2018

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,005.00	$2.27
	$1,000.00	$1,022.94	$2.29
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.45%, for the period, multiplied by 184/365 (to reflect the six-month period).

5.      Approval of Investment Advisory Agreement

In connection with the quarterly Board meeting held on December 18, 2018, the Board, including a majority of the Independent Trustees, discussed the approval of a new management agreement, between the Trust and the Advisor, with respect to the Fund (together, the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors:
(i) Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception; assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers.  The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.  Ms. Cody noted that Ms. Honey became the Advisor’s CCO earlier in the year when the prior CCO left.
After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.
(ii) Performance.  The Trustees compared the performance of the Fund with the performance of its comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average).   The Trustees noted that the Fund had outperformed the peer group and category averages for the one- year period and since inception.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective, policies and limitations. After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of December 31, 2018

(iii) Fees and Expenses.  The Trustees compared the advisory fee and expense ratio of the Fund to other comparable funds and noted they were below those in both the peer group and category.  Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.
(iv) Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months.  The Board noted that the Advisor did not realize a profit for the prior twelve months of operations.  The Board considered the that the Advisor had not yet realized a profit from the Fund and, therefore, concluded that the Advisor’s level of profitability was not excessive.
(v) Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels.  The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.
Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

The Bank of New York Mellon	Universal Value Advsiors
225 Liberty Street	1 E. Liberty Street #406
New York, New York 10286	Reno, Nevada 89501

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

bnymellon.com	www.ncfunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPINNAKER ETF SERIES

/s/ Katherine M. Honey
March 1, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
March 1, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
March 1, 2019	Ashley E. Harris Treasurer and Principal Financial Officer